Financial instruments - Fair values and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets, Amortized cost	R$ 862,472	R$ 1,042,870
Financial assets measured at FVTPL	9,620	11,194
Total financial assets	872,092	1,054,064
Financial liabilities
Financial liabilities, Amortized cost	(1,013,282)	(1,379,159)
Financial liabilities measured at FVTPL	0	(4,109)
Total financial liabilities	(1,013,282)	(1,383,268)
Derivatives
Financial liabilities
Financial liabilities, Amortized cost		0
Financial liabilities measured at FVTPL		(4,109)
Total financial liabilities		(4,109)
Suppliers and other payables
Financial liabilities
Financial liabilities, Amortized cost	(21,690)	(33,376)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(21,690)	(33,376)
Loans and borrowings
Financial liabilities
Financial liabilities, Amortized cost	(727,463)	(989,763)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(727,463)	(989,763)
Lease liabilities
Financial liabilities
Financial liabilities, Amortized cost	(44,899)	(62,808)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(44,899)	(62,808)
Accounts payable for business acquired
Financial liabilities
Financial liabilities, Amortized cost	(136,054)	(210,045)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(136,054)	(210,045)
Contract liabilities
Financial liabilities
Financial liabilities, Amortized cost	(48,079)	(32,136)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(48,079)	(32,136)
Other liabilities
Financial liabilities
Financial liabilities, Amortized cost	(35,097)	(51,031)
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	(35,097)	(51,031)
Derivatives
Financial assets
Financial assets, Amortized cost	0	0
Financial assets measured at FVTPL	9,620	11,194
Total financial assets	9,620	11,194
Cash and cash equivalents
Financial assets
Financial assets, Amortized cost	211,638	185,727
Financial assets measured at FVTPL	0	0
Total financial assets	211,638	185,727
Financial investments
Financial assets
Financial assets, Amortized cost	3,164	96,299
Financial assets measured at FVTPL	0	0
Total financial assets	3,164	96,299
Trade receivables
Financial assets
Financial assets, Amortized cost	471,951	501,671
Financial assets measured at FVTPL	0	0
Total financial assets	471,951	501,671
Contract assets
Financial assets
Financial assets, Amortized cost	147,620	217,250
Financial assets measured at FVTPL	0	0
Total financial assets	147,620	217,250
Other assets
Financial assets
Financial assets, Amortized cost	28,099	41,923
Financial assets measured at FVTPL	0	0
Total financial assets	28,099	41,923
Level 2
Financial assets
Total financial assets	9,620	11,194
Financial liabilities
Total financial liabilities	0	(4,109)
Level 2 | Derivatives
Financial liabilities
Total financial liabilities		(4,109)
Level 2 | Suppliers and other payables
Financial liabilities
Total financial liabilities	0	0
Level 2 | Loans and borrowings
Financial liabilities
Total financial liabilities	0	0
Level 2 | Lease liabilities
Financial liabilities
Total financial liabilities	0	0
Level 2 | Accounts payable for business acquired
Financial liabilities
Total financial liabilities	0	0
Level 2 | Contract liabilities
Financial liabilities
Total financial liabilities	0	0
Level 2 | Other liabilities
Financial liabilities
Total financial liabilities	0	0
Level 2 | Derivatives
Financial assets
Total financial assets	9,620	11,194
Level 2 | Cash and cash equivalents
Financial assets
Total financial assets	0	0
Level 2 | Financial investments
Financial assets
Total financial assets	0	0
Level 2 | Trade receivables
Financial assets
Total financial assets	0	0
Level 2 | Contract assets
Financial assets
Total financial assets	0	0
Level 2 | Other assets
Financial assets
Total financial assets	R$ 0	R$ 0